Income Taxes - Movement of Valuation Allowances for Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Beginning balance		¥ (617,264)	$ (86,940)	¥ (422,837)
Additions	[1]	(215,340)	(30,330)	(205,800)
Decreases		45,751	6,444	11,373
Ending balance		¥ (786,853)	$ (110,826)	¥ (617,264)

[1]	RMB 136,492 (US$19,224) of which was from the business combination as set out in Note3.